ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 2)	12 Months Ended
Dec. 31, 2013
Primary beneficiary | Hongcheng Education
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities
Date of incorporation or acquisition	Mar. 07, 2005
Place of incorporation	PRC
CMR Web
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities
Date of incorporation or acquisition	Jul. 29, 1999
Percentage of legal ownership held by parent	70.00%
Place of incorporation	PRC
Hongcheng Technology
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities
Date of incorporation or acquisition	Jul. 31, 2000
Percentage of legal ownership held by parent	100.00%
Place of incorporation	PRC
Zhongnongda Networks
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities
Date of incorporation or acquisition	Oct. 30, 2001
Percentage of legal ownership held by parent	55.00%
Place of incorporation	PRC
Hongcheng Liye
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities
Date of incorporation or acquisition	Apr. 15, 2003
Percentage of legal ownership held by parent	100.00%
Place of incorporation	PRC
Dongcai
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities
Date of incorporation or acquisition	Jun. 04, 2003
Percentage of legal ownership held by parent	70.00%
Place of incorporation	PRC
WITT Education
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities
Date of incorporation or acquisition	Jul. 04, 2003
Percentage of legal ownership held by parent	100.00%
Place of incorporation	PRC
BJ-WITT
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities
Date of incorporation or acquisition	Jul. 04, 2003
Percentage of legal ownership held by parent	100.00%
Place of incorporation	BVI
Chongda
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities
Date of incorporation or acquisition	Dec. 24, 2003
Percentage of legal ownership held by parent	51.00%
Place of incorporation	PRC
Beijing BCIT
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities
Date of incorporation or acquisition	Jan. 13, 2005
Percentage of legal ownership held by parent	100.00%
Place of incorporation	PRC
Gotop Hongcheng
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities
Date of incorporation or acquisition	Dec. 26, 2005
Percentage of legal ownership held by parent	100.00%
Place of incorporation	PRC
BJ-BCIT
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities
Date of incorporation or acquisition	Feb. 10, 2006
Percentage of legal ownership held by parent	100.00%
Place of incorporation	BVI
Yuancheng Education
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities
Date of incorporation or acquisition	Mar. 31, 2006
Percentage of legal ownership held by parent	100.00%
Place of incorporation	PRC
Tianjin Gaotuo Hongcheng
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities
Date of incorporation or acquisition	Jun. 26, 2006
Percentage of legal ownership held by parent	100.00%
Place of incorporation	PRC
Beiyuda
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities
Date of incorporation or acquisition	Sep. 26, 2006
Percentage of legal ownership held by parent	51.00%
Place of incorporation	PRC
Beijing Mingdao
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities
Date of incorporation or acquisition	Mar. 27, 2007
Percentage of legal ownership held by parent	51.00%
Place of incorporation	PRC
Shanghai Shangcai
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities
Date of incorporation or acquisition	Apr. 18, 2008
Percentage of legal ownership held by parent	51.00%
Place of incorporation	PRC
Dongcai Online
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities
Date of incorporation or acquisition	Jul. 10, 2008
Percentage of legal ownership held by parent	70.00%
Place of incorporation	PRC
Zhonglin
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities
Date of incorporation or acquisition	Nov. 03, 2008
Percentage of legal ownership held by parent	51.00%
Place of incorporation	PRC
Fuzhou Good Teacher
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities
Date of incorporation or acquisition	Dec. 07, 2009
Percentage of legal ownership held by parent	51.00%
Place of incorporation	PRC
Hongyuanboxue
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities
Date of incorporation or acquisition	Aug. 24, 2010
Percentage of legal ownership held by parent	100.00%
Place of incorporation	PRC
Hongcheng Xueyuan
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities
Date of incorporation or acquisition	Oct. 31, 2010
Percentage of legal ownership held by parent	100.00%
Place of incorporation	PRC
Nanning Hongcheng Xueyuan
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities
Date of incorporation or acquisition	Oct. 31, 2010
Percentage of legal ownership held by parent	51.00%
Place of incorporation	PRC
Hangzhou Hongcheng Xueyuan
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities
Date of incorporation or acquisition	Oct. 31, 2010
Percentage of legal ownership held by parent	60.00%
Place of incorporation	PRC
Haidian Trainning School
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities
Date of incorporation or acquisition	Apr. 07, 2011
Percentage of legal ownership held by parent	55.00%
Place of incorporation	PRC
Zhejiang Hongcheng
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities
Date of incorporation or acquisition	Jun. 30, 2011
Percentage of legal ownership held by parent	51.00%
Place of incorporation	PRC
Hongcheng Online
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities
Date of incorporation or acquisition	Apr. 12, 2013
Percentage of legal ownership held by parent	100.00%
Place of incorporation	HongKong
Chongqing Fahong
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities
Date of incorporation or acquisition	Feb. 07, 2013
Percentage of legal ownership held by parent	100.00%
Place of incorporation	PRC
Gotop Electronic | Primary beneficiary | Hongcheng Education
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities
Date of incorporation or acquisition	Nov. 29, 1995
Place of incorporation	PRC
Xiandai Technology | Primary beneficiary | Hongcheng Education
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities
Date of incorporation or acquisition	Nov. 07, 2000
Place of incorporation	PRC
Pingdingshan | Primary beneficiary | Hongcheng Education
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities
Date of incorporation or acquisition	Sep. 03, 2002
Place of incorporation	PRC
Anqing Foreign Language | Primary beneficiary | Hongcheng Education
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities
Date of incorporation or acquisition	Aug. 02, 2004
Place of incorporation	PRC
Tianchang | Primary beneficiary | Hongcheng Education
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities
Date of incorporation or acquisition	Sep. 06, 2005
Percentage of legal ownership held by parent	72.50%
Place of incorporation	PRC
South Campus | Primary beneficiary | Hongcheng Education
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities
Date of incorporation or acquisition	Dec. 28, 2005
Percentage of legal ownership held by parent	54.00%
Place of incorporation	PRC
Hongcheng YoYo | Primary beneficiary | Hongcheng Education
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities
Date of incorporation or acquisition	Nov. 03, 2009
Place of incorporation	PRC
Anqing Daguan | Primary beneficiary | Hongcheng Education
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities
Date of incorporation or acquisition	Apr. 15, 2010
Place of incorporation	PRC
Pingdingshan Training Centre | Primary beneficiary | Hongcheng Education
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities
Date of incorporation or acquisition	Aug. 11, 2010
Place of incorporation	PRC
Xicheng Training School | Primary beneficiary | Hongcheng Education
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities
Date of incorporation or acquisition	Jan. 06, 2011
Place of incorporation	PRC